Offerings - Offering: 1	Nov. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 17,172,667.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,371.55
Offering Note	(1) Calculated as the aggregate maximum purchase price for shares of beneficial interest, based upon the net asset value per share as of September 30, 2025, of $28.57. (2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.